Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	KENILWORTH SYSTEMS CORPORATION
Entity Central Index Key	0000055234
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	This Registration Statement on Form S-1 (Amendment No. 1) (Registration No. 333-274863) (the “Registration Statement”) is being filed to, among other things, include our financial statements and certain other information contained in our amended Annual Report on Form 10-K/A for the year ended December 31, 2023 filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 14, 2024.
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	84-1641415
Entity Address Address Line 1	71 Beach Street
Entity Address City Or Town	Daytona Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32114
City Area Code	312
Local Phone Number	372-6900